Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	113.90%
Innovator Equity Defined Protection ETF® - 1 Yr June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Equity Defined Protection ETF® - 1 Yr June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $632.42 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(14.30%)